Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Wei, Wei & Co., LLP
Auditor Firm ID	2388
Auditor Location	Flushing, New York
Auditor Opinion [Text Block]	Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Oriental Culture Holding LTD and subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”) and our report dated May 14, 2026, expressed an adverse opinion on the Company’s internal control over financial reporting.